united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices)                                                    (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2023

Item 1. Reports to Stockholders.

(a)

Belmont Theta Income Fund

Semi-Annual Report

July 31, 2023

Fund Adviser:
Belmont Capital, LLC d/b/a Belmont Capital GroupTM
1875 Century Park E., Suite 1780
Los Angeles, CA 90067

Investment Results (Unaudited)

Average Annual Total Returns* as of July 31, 2023

				Since Inception
	Six Months	One Year	Three Years	(April 30, 2018)
Belmont Theta Income Fund	5.88%	10.39%	2.97%	0.74%
S&P 500® Index(a)	13.52%	13.02%	13.72%	13.00%
Cboe S&P 500® Iron Condor Index (b)	6.30%	4.23%	3.83%	(0.85)%
ICE BofA 3-Month U.S. Treasury Bill(c)	2.36%	3.98%	1.41%	1.62%

Total annual operating expenses as disclosed in the Belmont Theta Income Fund (the “Fund”) prospectus dated May 31, 2023, were 3.59% of average daily net assets (2.13% after fee waivers/ expense reimbursements by Belmont Capital, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 789-1087.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	Effective on or about March 30, 2023 the S&P 500 Index replaced the ICE BofA U.S. 3-Month Treasury Index as the Fund’s primary benchmark. The S&P 500® Index (the “Index”) is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals

1

Investment Results (Unaudited) (continued)

cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The Cboe S&P 500® Iron Condor Index (“Index”) is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500® Index (SPX) put option (delta ≈ - 0.20) and a rolling monthly OTM SPX call option (delta ≈ 0.20); 2) buys a rolling monthly OTM SPX put option (delta ≈ - 0.05) and a rolling monthly OTM SPX call option (delta ≈ 0.05) to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the Index.

(c)	ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify, an issue must have settled on or before the rebalancing date.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 789-1087. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Belmont Theta Income Fund Holdings as of July 31, 2023*

*	As a percentage of net assets.

The investment objective of the Fund is to seek long-term growth of capital and income generation.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov and on the Fund’s website at www.belmontcapfunds.com.

3

Belmont Theta Income Fund
Schedule of Investments
July 31, 2023 - (Unaudited)

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES(a)(b)(c) — 86.20%
United States Treasury Bill, 3.10%, 8/10/2023	$1,000,000	$998,686
United States Treasury Bill, 4.60%, 11/2/2023	1,250,000	1,232,929
United States Treasury Bill, 4.67%, 11/30/2023	1,000,000	982,317
United States Treasury Bill, 4.55%, 12/28/2023	1,000,000	978,198
United States Treasury Bill, 4.53%, 1/25/2024	2,000,000	1,948,252
United States Treasury Bill, 4.49%, 3/21/2024	2,000,000	1,933,638
United States Treasury Bill, 4.73%, 5/16/2024	2,000,000	1,917,715
Total U.S. Government & Agencies (Cost $10,029,315)		9,991,735

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
CALL OPTIONS PURCHASED — 0.05%
Cboe Global Markets Inc.(c)	124	$1,732,032	$42.50	August 2023	$496
Cboe Global Markets Inc.(c)	233	3,254,544	42.50	September 2023	6,058
PUT OPTIONS PURCHASED — 0.12%
S&P 500 Index(c)	13	5,965,648	3,795.00	August 2023	975
S&P 500 Index(c)	26	11,931,296	3,960.00	September 2023	12,740
Total Options Purchased (Cost $48,110)					20,269
Total Investments — 86.37% (Cost $10,077,425)					10,012,004
Other Assets in Excess of Liabilities — 13.62%					1,578,379
NET ASSETS — 100.00%					$11,590,383

(a)	Securities are held as collateral for options.

(b)	The rate shown represents effective yield at time of purchase.

(c)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

4

Belmont Theta Income Fund
Schedule of Open Written Option Contracts
July 31, 2023 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN PUT OPTIONS (0.63)%
S&P 500 Index(a)	(13)	$(5,965,648)	$4,295.00	August 2023	$(3,802)
S&P 500 Index(a)	(26)	(11,931,296)	4,435.00	September 2023	(70,200)
Total Written Put Options (Premiums Received $173,757)					(74,002)
Total Written Options (Premiums Received $173,757)					$(74,002)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

5

Belmont Theta Income Fund
Statement of Assets and Liabilities
July 31, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $10,077,425) (Note 3)	$10,012,004
Cash	689,765
Cash held at broker for options contracts	968,440
Interest receivable	3,005
Prepaid expenses	11,157
Total Assets	11,684,371
Liabilities
Options written, at value (premiums received $173,757)	74,002
Payable to Adviser (Note 4)	1,692
Payable to affiliates (Note 4)	8,222
Payable to trustees	1,410
Other accrued expenses	8,662
Total Liabilities	93,988
Net Assets	$11,590,383
Net Assets consist of:
Paid-in capital	$10,995,474
Accumulated earnings	594,909
Net Assets	$11,590,383
Shares outstanding (unlimited number of shares authorized, no par value)	559,284
Net asset value, offering and redemption price per share (Note 2)	$20.72

See accompanying notes which are an integral part of these financial statements.

6

Belmont Theta Income Fund
Statement of Operations
For the six months ended July 31, 2023 - (Unaudited)

Investment Income
Interest income	$218,276
Total investment income	218,276
Expenses
Investment Adviser fees (Note 4)	98,481
Administration fees (Note 4)	19,757
Fund accounting fees (Note 4)	16,347
Audit and tax preparation fees	9,422
Legal fees	8,934
Compliance service fees (Note 4)	7,459
Registration expenses	7,393
Transfer agent fees (Note 4)	6,315
Printing and postage expenses	3,694
Trustee fees	3,647
Custodian fees	1,488
Interest expense	(8,699)
Miscellaneous expense	15,965
Total expenses	190,203
Fees contractually waived by Adviser (Note 4)	(86,881)
Net operating expenses	103,322
Net investment income	114,954
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Purchased options	(230,512)
Written options	612,358
Change in unrealized appreciation (depreciation) on:
Investment securities	(8,475)
Purchased options	(12,170)
Written options	163,894
Net realized and change in unrealized gain on investments	525,095
Net increase in net assets resulting from operations	$640,049

See accompanying notes which are an integral part of these financial statements.

7

Belmont Theta Income Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January
	July 31, 2023	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$114,954	$(141,196)
Net realized gain on investment securities transactions, purchased options and written options	381,846	550,691
Net change in unrealized appreciation (depreciation) of investment securities, purchased options and written options	143,249	(396,866)
Net increase in net assets resulting from operations	640,049	12,629
Capital Transactions - Institutional Class:
Proceeds from shares sold	575,441	1,189,581
Amount paid for shares redeemed	(514,487)	(3,235,775)
Net increase (decrease) in net assets resulting from capital transactions	60,954	(2,046,194)
Total Increase (Decrease) in Net Assets	701,003	(2,033,565)
Net Assets
Beginning of period	10,889,380	12,922,945
End of period	$11,590,383	$10,889,380
Share Transactions - Institutional Class:
Shares sold	28,464	62,447
Shares redeemed	(25,494)	(171,532)
Net increase (decrease) in shares	2,970	(109,085)

See accompanying notes which are an integral part of these financial statements.

8

Belmont Theta Income Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended January 31,				For the
	Months						Period
	Ended						Ended
	July 31, 2023						January 31,
	(Unaudited)		2023	2022	2021	2020	2019(a)
Selected Per Share Data:
Net asset value, beginning of period	$19.57		$19.42	$19.09	$20.03	$19.76	$20.00
Investment operations:
Net investment income (loss)	0.21		(0.26)	(0.39)	(0.22)	0.01	—	(b)
Net realized and unrealized gain (loss)	0.94		0.41	0.72	(0.72)	0.32	(0.24)
Total from investment operations	1.15		0.15	0.33	(0.94)	0.33	(0.24)
Less distributions to shareholders from:
Net investment income	—		—	—	—	(0.01)	—
Net realized gains	—		—	—	—	(0.05)	—
Total distributions	—		—	—	—	(0.06)	—
Net asset value, end of period	$20.72		$19.57	$19.42	$19.09	$20.03	$19.76
Total Return(c)	5.88	% (d)	0.77%	1.73%	(4.69)%	1.71%	(1.20	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,590		$10,889	$12,923	$12,825	$16,014	$12,839
Ratio of net expenses to average net assets(e)	1.84	% (f)	2.13%	2.02%	2.10%	2.14%	2.20	% (f)
Ratio of expenses to average net assets before waiver and reimbursement	3.38	% (f)	3.59%	3.19%	3.20%	3.02%	4.97	% (f)
Ratio of net investment income (loss) to average net assets	2.04	% (f)	(1.21)%	(1.97)%	(1.08)%	0.06%	(0.05	)% (f)
Portfolio turnover rate	—	% (d)	—%	—%	—%	—%	—	% (d)

(a)	For the period April 30, 2018 (commencement of operations) to January 31, 2019.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended July 31, 2023, January 31, 2023, January 31, 2022, January 31, 2021, January 31, 2020 and January 31, 2019, respectively.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Belmont Theta Income Fund
Notes to the Financial Statements
July 31, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations

10

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

when incurred. During the six months ended July 31, 2023, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (the “NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes a strategy of writing collateralized put spread options on U.S. indices, including the S&P 500® Index (SPX). The Fund attempts to generate returns through the receipt of options premiums from selling put spreads, as well as through

11

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

investments in fixed income instruments and the purchase of call options on U.S. indices, including the Cboe Volatility Index (VIX), which collectively, are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the put spread options are written. The Fund's investments in fixed income instruments typically consist of cash, investment grade money market instruments and short term U.S. Treasury obligations.

In a put spread writing strategy, the Fund (as the seller of the put spread) is short a put option and long another put option with the same expiration but with a lower strike price in the same underlying instrument. The short put generates premiums for the Fund while the long put defines the maximum loss potential for the put spread. If the market price of the instrument underlying the option exceeds the short put strike price at expiration the Fund will realize the full premium. If the market price of the instrument underlying the option drops below the short put strike price at expiration the Fund will pay the difference between the market value of the underlying instrument and the short put strike price. The maximum loss at expiration is limited to the difference between the short strike price and the long strike price.

The Fund may also purchase call options on U.S. indices including the VIX. In a call buying strategy, the Fund (as the buyer of the option) is long a call and pays premiums for the right but not obligation to purchase an underlying instrument at a specific price (i.e.. the strike price) at some point in the future. If the market price of the instrument underlying the option exceeds the long call strike price at expiration the Fund will make the difference between the market value of the underlying instrument and the long call strike price. If the market price of the instrument underlying the option is below the long call strike at expiration, the Fund's maximum loss will be any premiums it paid to purchase the call.

The Portfolio Managers will select option investments based on their estimate of current and future market volatility levels, underlying instrument valuations and perceived market risks. Further, the Portfolio Managers will evaluate relative option premiums in determining preferred option contract terms, such as strike prices and expiration dates. The Portfolio Managers will also be responsible for determining the aggregate option investment exposure for the Fund at any given time.

The Fund’s investments in fixed income instruments typically consists of cash, investment grade money market instruments and short term U.S. Treasury obligations. The Fund’s fixed income instruments are intended to provide liquidity and preserve capital as well as serving as collateral for the Fund’s investments in options. Because the Fund uses options to gain exposure to the equity markets, and because options will not require the Fund to deposit the full notional amount of the investment, the Fund will invest a significant amount of its total assets in fixed income instruments. It’s investments in options generally will

12

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

not constitute a significant amount of its total assets, however, the aggregate investment exposure of its investments in options will generally be greater than 100% of its total assets.

While the Fund may invest in both American-style and European-style options, for efficient portfolio management the Portfolio Managers generally prefer European-style options, which can be exercised only at expiration, as opposed to American-style options, which can be exercised at any time prior to the option’s expiration. The Fund may write call options on securities and indices, including writing both covered calls (i.e., where the Fund holds an equivalent position in the instrument underlying the option) and uncovered calls (i.e., where the Fund does not own the instrument underlying the option and must purchase the underlying instrument to meet its call obligations). The Fund may also gain exposure to the equity markets by purchasing shares of other investment companies, including exchange-traded funds (“ETFs”), that track an index.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2023 and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2023.

As of July 31, 2023:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$20,269
Written Options		Written options, at fair value	(74,002)

For the six months ended July 31, 2023:

Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(230,512)	$(12,170)

13

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	612,358	163,894

The following table summarizes the average ending monthly fair value/notional value of derivatives outstanding during the six months ended July 31, 2023:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$27,669
Written Options	(134,350)

(a)	Average based on the six months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2023:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$74,002	$—	$74,002	$(74,002)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

14

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not

15

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-

16

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$9,991,735	$—	$9,991,735
Put Options Purchased	—	13,715	—	13,715
Call Options Purchased	—	6,554	—	6,554
Total	$—	$10,012,004	$—	$10,012,004

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options	$—	$(74,002)	$—	$(74,002)
Total	$—	$(74,002)	$—	$(74,002)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

17

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2023, the Adviser earned a fee of $98,481 from the Fund before the waivers described below. At July 31, 2023, the Fund owed the Adviser $1,692.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2023, the Adviser waived fees or reimbursed expenses totaling $86,881. As of July 31, 2023, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2024	$78,849
January 31, 2025	153,403
January 31, 2026	170,269
July 31, 2026	86,881

18

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

The officers and one trustee of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2023.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2023, there were no purchases or sales of investment securities, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$179,563
Gross unrealized depreciation	(65,420)
Net unrealized appreciation on investments	$114,143
Tax cost of investments	$9,823,858

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the mark to market adjustments on options contracts.

19

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

At January 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(16,035)
Unrealized depreciation on investments	(29,105)
Total accumulated deficit	$(45,140)

As of January 31, 2023, the Fund had short-term and long-term capital loss carryforwards of $7,879 and $8,156, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the fiscal year ended January 31, 2023, the Fund utilized capital loss carryforwards of $153,808.

NOTE 7. RECENT REGULATORY UPDATES

In October 2020, the Securities and exchange Commission (the "SEC") adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4") Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

20

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February	July 31,	During	Expense
	1, 2023	2023	Period(a)	Ratio
Actual	$1,000.00	$1,058.80	$9.37	1.84%
Hypothetical(b)	$1,000.00	$1,015.69	$9.17	1.84%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

21

FACTS	WHAT DOES BELMONT THETA INCOME FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 789-1087

22

Who we are
Who is providing this notice?	Belmont Theta Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Belmont Capital, LLC d/b/a Belmont Capital GroupTM., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

23

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary
LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Belmont Capital, LLC d/b/a Belmont Capital Group™ 1875 Century Park E., Suite 1780 Los Angeles,CA 90067	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

BELMONT-SAR-23

Channing Intrinsic Value Small-Cap Fund

Institutional Class - OWLLX

Semi-Annual Report

July 31, 2023

Fund Adviser:

Channing Capital Management, LLC

10 S. LaSalle Street, Suite 2401

Chicago, IL 60603

(312) 223-0211
www.channingcapital.com

Channing Intrinsic Value Small-Cap Fund
Management’s Discussion of Fund Performance
(Unaudited)
July 31, 2023

In our view, our strong first half of 2023 was indicative of a market readjusting from expectations of a severe recession that failed to materialize. In our opinion, intrinsic value approach took full advantage of this disconnect while posting results that underscored strength despite the risk of higher interest rates or an economic slowdown. Given the market’s strong performance in the first half of 2023 amid one of the most aggressive tightening cycles in decades, we characterized this market as possessing higher risk. The market environment included – a continued restrictive monetary policy by the Federal Reserve, high energy prices, geopolitical risk, and global supply chain challenges. As intrinsic value investors, we selected portfolio companies that navigated these challenges with the goal of protecting profitability while continuing to possess strong business and attractive cash flow characteristics.

Year to date ending July 31, 2023, the Channing Intrinsic Value Small-Cap Fund (the “Fund”) outperformed the Russell 2000® Value Index. We believe the current tightening cycle ended the “growth at any price” and speculative low-interest rate era that dominated stocks from 2016 – 2021. We would also add that the rapid pace of rate hikes hastened a return to a more normalized interest rate environment, which increased the cost of capital while reducing the liquidity in speculative growth stocks. This change worked favorably for our strategy as investors were forced to shift their focus toward stronger and higher quality companies which is a key lynchpin of our intrinsic value strategy.

The top three performing sectors, relative to performance, were Financials, Industrials, and Health Care. The Financials sector outperformed the benchmark largely due to our underweight in the Banking industry which faced tremendous headwinds this year when the market experienced the second-largest bank failure in U.S. history. Our Fund benefitted in the Industrials sector from our overweight in the Transportation industry, which was helped by increased production volume revenue, and package delivery and freight carrier transport of those end products. In the Health Care sector, our overweight in the Health Care Equipment & Services industry positively contributed to portfolio performance as focus turned to innovation in diagnostic and monitoring technology as the post-COVID-19 surgical volume improved.

The three lowest contributing sectors, relative to performance, were Energy, Real Estate, and Communication Services. Our underweight position in Energy failed to keep pace with the index as investors favored lower-quality holdings in the Energy sector, given the rising price of oil. The Real Estate sector detracted from overall portfolio performance. Our underweight positions in Real Estate Investment Trust companies did not allow our portfolio to benefit from the increased occupancies and higher leasing rates. The

Channing Intrinsic Value Small-Cap Fund
Management’s Discussion of Fund Performance
(Unaudited) (continued)
July 31, 2023

Communication Services sector detracted from performance due to our underweight in the Telecommunication Services industry as continued uncertainty regarding chip shortage and supply-chain disruptions hurt operations and impacted production schedules.

Despite this challenging market environment, as fundamentals and sentiment continue to improve, we view our portfolio companies to be well-positioned for long-term growth and have the wherewithal to sustain themselves as the economy normalizes and moves into the next phase of the economic cycle. Our portfolio companies continue to possess strong business and attractive cash flow characteristics. We continue to believe our high-quality value discipline remains the best place to achieve long-term risk-adjusted returns, and we are optimistic that if history is a guide, we are entering a sustainable sweet spot for high-quality investors.

Wendell E. Mackey, CFA
Founder, Co-Chief Executive Officer & Chief Investment Officer

Investment Results (Unaudited)

Average Annual Total Returns* as of July 31, 2023

			Since Inception
	Six Months	One Year	(June 30, 2021)
Channing Intrinsic Value Small-Cap Fund	5.72%	9.83%	(0.63)%
Russell 2000® Value Index(a)	0.64%	3.94%	(2.21)%

Total annual operating expenses, as disclosed in the Channing Intrinsic Value Small-Cap Fund (the “Fund”) prospectus dated May 31, 2023, were 3.90% of average daily net assets (0.95% after fee waivers/expense reimbursements by Channing Capital Management, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 565-1919. Please read it carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 565-1919.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(a)	The Russell 2000® Value Index (“Index”) is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index measures the performance of those Russell 2000® Index companies (the 2,000 smallest companies in the Russell 3000® Index (the 3,000 largest U.S. companies based on total

Investment Results (Unaudited) (continued)

market capitalization), which represents approximately 10% of the total market capitalization of the Russell 3000® Index) with lower price-to-book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Channing Intrinsic Value Small-Cap Fund Holdings as of July 31, 2023*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at www.channingcapital.com/mutual-fund.

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
July 31, 2023 - (Unaudited)

COMMON STOCKS — 108.10%	Shares	Fair Value
Communication Services — 4.97%
Gray Television, Inc.	9,621	$91,111
Madison Square Garden Entertainment Corp.(a)	4,317	150,404
Sphere Entertainment Co., Class A(a)	2,567	108,969
		350,484
Consumer Discretionary — 9.58%
Asbury Automotive Group, Inc.(a)	650	146,640
Boyd Gaming Corp.	1,892	129,261
Marriott Vacations Worldwide Corp.	1,163	149,457
OneSpaWorld Holdings Ltd.(a)	9,912	127,320
TopBuild Corp.(a)	450	123,269
		675,947
Consumer Staples — 5.33%
Darling Ingredients, Inc.(a)	2,653	183,720
Spectrum Brands Holdings, Inc.	2,454	192,418
		376,138
Energy — 7.55%
Cactus, Inc., Class A	3,561	180,828
Callon Petroleum Co.(a)	4,795	180,099
PDC Energy, Inc.	2,259	171,436
		532,363
Financials — 22.93%
Artisan Partners Asset Management, Inc., Class A	3,735	154,965
Evercore, Inc., Class A	1,182	159,641
Hancock Whitney Corp.	3,980	175,160
Hanover Insurance Group, Inc.	1,053	119,494
Horace Mann Educators Corp.	455	13,709
Old National Bancorp	8,921	151,925
Pinnacle Financial Partners, Inc.	2,533	192,255
Selective Insurance Group, Inc.	1,541	159,016
SouthState Corp.	2,103	163,340
Stifel Financial Corp.	2,428	154,275
Wintrust Financial Corp.	2,058	173,613
		1,617,393
Health Care — 8.81%
Enovis Corp.(a)	2,883	184,224
Integer Holdings Corp.(a)	2,162	199,941
Medpace Holdings, Inc.(a)	469	118,737
Merit Medical Systems, Inc.(a)	1,589	118,651
		621,553
Industrials — 23.30%
Brink’s Co. (The)	3,003	219,099
Herc Holdings, Inc.	1,283	171,704
Hexcel Corp.	2,907	205,467
Hillenbrand, Inc.	4,128	214,408
MSA Safety, Inc.	1,332	221,112

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)

COMMON STOCKS — 108.10% - (continued)	Shares	Fair Value
Industrials — 23.30% - continued
Parsons Corp.(a)	3,793	$187,450
SPX Technologies, Inc.(a)	2,575	217,871
XPO, Inc.(a)	2,975	205,989
		1,643,100
Information Technology — 9.24%
Belden, Inc.	2,006	193,860
Coherent Corp.(a)	2,290	108,454
Diodes, Inc.(a)	1,872	176,886
MKS Instruments, Inc.	1,578	172,270
		651,470
Materials — 5.53%
Allegheny Technologies, Inc.(a)	4,238	202,068
Avient Corp.	4,636	187,897
		389,965
Real Estate — 7.86%
Corporate Office Properties Trust	7,399	192,374
Physicians Realty Trust	12,131	178,811
STAG Industrial, Inc.	5,053	183,424
		554,609
Utilities — 3.00%
Southwest Gas Holdings, Inc.	3,209	211,601

Total Common Stocks (Cost $6,717,706)		7,624,623

MONEY MARKET FUNDS - 1.59%
First American Treasury Obligations Fund, Class X, 5.20%(b)	111,952	111,952
Total Money Market Funds (Cost $111,952)		111,952
Total Investments — 109.69% (Cost $6,829,658)		7,736,575
Liabilities in Excess of Other Assets — (9.69)%		(683,207)
NET ASSETS — 100.00%		$7,053,368

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund
Statement of Assets and Liabilities
July 31, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $6,829,658) (Note 3)	$7,736,575
Receivable for investments sold	16,265
Dividends receivable	2,122
Receivable from Adviser (Note 4)	22,571
Prepaid expenses	8,672
Total Assets	7,786,205
Liabilities
Payable for fund shares redeemed	700,000
Payable for investments purchased	6,429
Payable to affiliates (Note 4)	7,571
Payable to trustees	1,718
Other accrued expenses	17,119
Total Liabilities	732,837
Net Assets	$7,053,368
Net Assets consist of:
Paid-in capital	$7,162,359
Accumulated deficit	(108,991)
Net Assets	$7,053,368
Shares outstanding (unlimited number of shares authorized, no par value)	719,541
Net asset value, offering and redemption price per share (Note 2)	$9.80

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund
Statement of Operations
For the six months ended July 31, 2023 - (Unaudited)

Investment Income
Dividend income	$60,351
Total investment income	60,351

Expenses
Investment Adviser fees (Note 4)	24,447
Administration and fund accounting fees (Note 4)	30,913
Legal fees	10,581
Compliance service fees (Note 4)	10,000
Audit and tax preparation fees	9,283
Transfer agent fees (Note 4)	7,771
Custodian fees	6,263
Printing and postage expenses	4,105
Registration expenses	3,771
Trustee fees	3,694
Miscellaneous expense	13,062
Total expenses	123,890
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(90,702)
Net operating expenses	33,188
Net investment income	27,163

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(311,845)
Net change in unrealized appreciation on investment securities	704,189
Net realized and change in unrealized gain on investments	392,344
Net increase in net assets resulting from operations	$419,507

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund
Statements of Changes in Net Assets

	For the Six Months
	Ended July 31,	For the Year Ended
	2023	January 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$27,163	$20,286
Net realized loss on investment securities transactions	(311,845)	(720,633)
Net change in unrealized appreciation of investment securities	704,189	215,297
Net increase (decrease) in net assets resulting from operations	419,507	(485,050)

Distributions to shareholders from Earnings (Note 2)	—	(26,908)
Total distributions	—	(26,908)

Capital Transactions - Institutional Class:
Proceeds from shares sold	10,000	6,050,000
Reinvestment of distributions	—	24,682
Amount paid for shares redeemed	(700,000)	(106,643)
Net increase (decrease) in net assets resulting from capital transactions	(690,000)	5,968,039
Total Increase (Decrease) in Net Assets	(270,493)	5,456,081

Net Assets
Beginning of period	7,323,861	1,867,780
End of period	$7,053,368	$7,323,861

Share Transactions - Institutional Class:
Shares sold	1,185	608,018
Shares issued in reinvestment of distributions	—	2,999
Shares redeemed	(71,429)	(12,487)
Net increase (decrease) in shares	(70,244)	598,530

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six			For the
	Months		For the	Period
	Ended July		Year Ended	Ended
	31, 2023		January 31,	January 31,
	(Unaudited)		2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.27		$9.77	$10.00

Investment operations:
Net investment income	0.04		0.03	0.02
Net realized and unrealized gain (loss) on investments	0.49		(0.50)	(0.22)
Total from investment operations	0.53		(0.47)	(0.20)

Less distributions to shareholders from:
Net investment income	—		(0.03)	(0.03)
Total distributions	—		(0.03)	(0.03)

Net asset value, end of period	$9.80		$9.27	$9.77

Total Return(b)	5.72	% (c)	(4.72)%	(2.03	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,053		$7,324	$1,868
Ratio of net expenses to average net assets	0.95	% (d)	0.95%	0.95	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	3.55	% (d)	3.90%	12.86	% (d)
Ratio of net investment income to average net assets	0.78	% (d)	0.34%	0.27	% (d)
Portfolio turnover rate	26	% (c)	72%	23	% (c)

(a)	For the period June 30, 2021 (commencement of operations) to January 31, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements
July 31, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on June 30, 2021. The Fund’s investment adviser is Channing Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

incurred. During the six months ended July 31, 2023, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last tax year end and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,624,623	$—	$—	$7,624,623
Money Market Funds	111,952	—	—	111,952
Total	$7,736,575	$—	$—	$7,736,575

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the six months ended July 31, 2023, the Adviser earned a fee of $24,447 from the Fund before the waivers and reimbursements described below. At July 31, 2023, the Adviser owed the Fund $22,571.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2023, the Adviser waived fees or reimbursed expenses totaling $90,702. As of July 31, 2023, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2025	$105,136
January 31, 2026	173,901
July 31, 2026	90,702

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers and one trustee of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2023.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2023, purchases and sales of investment securities, other than short-term investments, were $1,917,466 and $1,801,421, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2023.

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$922,136
Gross unrealized depreciation	(155,976)
Net unrealized appreciation on investments	766,160
Tax cost of investments	$6,970,415

At July 31, 2023, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the year ended January 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$26,908
Total distributions paid	$26,908

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(590,469)
Unrealized appreciation on investments	61,971
Total accumulated deficit	$(528,498)

As of January 31, 2023, the Fund had short-term and long-term capital loss carryforwards of $536,070 and $50,513, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of January 31, 2023, the Fund had deferred Qualified Late Year Ordinary losses of $3,886.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2023	2023	Period(a)	Ratio
Actual	$1,000.00	$1,057.20	$4.85	0.95%
Hypothetical(b)	$1,000.00	$1,020.08	$4.76	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on March 8, 2023, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Channing Agreement”) between Valued Advisers Trust (the “Trust”) and Channing Capital Management, LLC (“Channing”) with respect to the Channing Intrinsic Value Small-Cap Fund (the “Channing Fund”). Channing provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to Channing and the Channing Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Channing and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at the March meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Channing Agreement, including: (i) reports regarding the services and support provided to the Channing Fund by Channing; (ii) quarterly assessments of the investment performance of the Channing Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Channing addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Channing Fund and Channing; (vi) disclosure information contained in the Trust’s registration statement and Channing’s Form ADV; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Channing Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Channing, including its financial information; a description of its personnel and the services it provides to the Channing Fund; information on Channing’s investment advice and performance; summaries of the Channing Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Channing Fund; and (c) the benefits to be realized by Channing from its relationship with the Channing Fund. The Board did not identify any particular information that was most relevant to its consideration of the Channing Agreement and each Trustee may have afforded different weight to the various factors.

1.       The nature, extent, and quality of the services to be provided by Channing. In this regard, the Board considered Channing’s responsibilities under the Channing Agreement. The Trustees considered the services being provided by Channing to the Channing Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Channing Fund’s investment objectives and limitations, the coordination of services for the Channing Fund among the Channing Fund’s service providers, and efforts to promote the Channing Fund and grow its assets. The Trustees considered Channing’s continuity of, and commitment to retain, qualified personnel, and Channing’s commitment to maintain its resources and systems. The Trustees considered Channing’s personnel, including the education and experience of the personnel. After considering the foregoing information and further information in the meeting materials provided by Channing (including Channing’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Channing were satisfactory and adequate for the Channing Fund.

Investment Advisory Agreement Approval (Unaudited)

2.       Investment performance of the Channing Fund and Channing. In considering the investment performance of the Channing Fund and Channing, the Trustees compared the performance of the Channing Fund with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of Channing’s management of the Channing Fund with its investment objective, strategies, and limitations. When comparing the performance of the Channing Fund to that of other funds in the peer group, the Trustees noted that the Channing Fund’s performance for the one-year and since inception periods ended December 31, 2022 was below the median. When considering the performance of the Channing Fund as compared to its Morningstar category, the Trustees noted that the Channing Fund’s performance was below the average and median for the one-year period ended December 31, 2022, and below the median for the since inception period. They also observed that the Channing Fund’s performance was below its benchmark index for the one-year and since inception periods. The Trustees also considered the performance of Channing’s separate accounts that were managed in a manner similar to that of the Channing Fund and they noted that the performance was very comparable and that any differences were reasonable in light of the circumstances. After reviewing and discussing the investment performance of the Channing Fund further, Channing’s experience managing the Channing Fund, Channing’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Channing Fund and Channing was satisfactory.

3.       The costs of the services to be provided and profits to be realized by Channing from the relationship with the Channing Fund. In considering the costs of services to be provided and the profits to be realized by Channing from the relationship with the Channing Fund, the Trustees considered: (1) Channing’s financial condition; (2) the asset levels of the Channing Fund; (3) the overall expenses of the Channing Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Channing regarding its profits associated with managing the Channing Fund. The Trustees also considered potential benefits for Channing in managing the Channing Fund. The Trustees then compared the fees and expenses of the Channing Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the Channing Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the Channing Fund’s management fee was below the average and median for its peer group and the net expense ratio was also lower than the average and median. The Trustees then considered the fees and expenses of the Channing Fund as compared to other funds in its Morningstar category. They noted that the management fee was below the average and median of the category and the net expense ratio was equal to the category average and below the median. The Trustees acknowledged the commitment of Channing to continue to limit the expenses of the Channing Fund under the same terms going forward. The Trustees considered the services provided to the Channing Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was comparable to what Channing charges to its separate account clients who have investment strategies and objectives similar to the Channing Fund and similar asset levels. Based on the foregoing, the Board concluded that the fees to be paid to Channing by the Channing Fund and the profits to be realized by Channing, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

4.       The extent to which economies of scale would be realized as the Channing Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Channing Fund’s

Investment Advisory Agreement Approval (Unaudited)

investors. In this regard, the Board considered that while the management fee remained the same at all asset levels, the Channing Fund’s shareholders experienced benefits from the Channing Fund’s expense limitation arrangement. The Trustees noted that once the Channing Fund’s expenses fell below the cap set by the arrangement, the Channing Fund’s shareholders would continue to benefit from the economies of scale under the Channing Fund’s agreements with service providers other than Channing. In light of its ongoing consideration of the Channing Fund’s asset levels, expectations for growth in the Channing Fund, and fee levels, the Board determined that the Channing Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

5.       Possible conflicts of interest and benefits to Channing. In considering Channing’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Channing Fund; the basis of decisions to buy or sell securities for the Channing Fund and/or Channing’s other accounts; and the substance and administration of Channing’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that Channing identified no other potential benefits (in addition to the management fee) to Channing. Based on the foregoing, the Board determined that the standards and practices of Channing relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Channing Fund are acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Channing Agreement.

FACTS	WHAT DOES CHANNING INTRINSIC VALUE SMALL-CAP FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 565-1919

Who we are
Who is providing this notice?	Channing Intrinsic Value Small-Cap Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Channing Capital Management, LLC the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 565-1919 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Channing Capital Management, LLC 10 S. LaSalle Street, Suite 2401 Chicago, IL 60603	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Channing-SAR-2023

MDP Low Volatility Fund

Class I Shares – MDPLX

Semi-Annual Report

July 31, 2023

Fund Adviser:
Millbank Dartmoor Portsmouth LLC
22 South Pack Square, Suite 401
Asheville, NC 28801

Investment Results (Unaudited)

Average Annual Total Returns(a) as of July 31, 2023

			Since
			Inception
			March 31,
	Six Months	One Year	2022(b)
MDP Low Volatility Fund — Class I	8.64%	9.16%	3.33%
S&P 500® Total Return Index	13.52%	13.02%	2.66%

			Expense
			Ratios(c)
Gross			54.71%
With Applicable Waivers			1.52%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on MDP Low Volatility Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 914-3344.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s return reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for period less than one year are not annualized.

(b)  The inception date of the Fund was March 11, 2022. However, the Fund did not invest in long-term securities towards the investment objective and commence operations until March 31, 2022. March 31, 2022 is the performance calculation inception date.

(c)   The expense ratios are from the Fund’s prospectus dated May 31, 2023. Millbank Dartmoor Portsmouth LLC (the “Adviser”) has contractually agreed to waive or limit its management fees and to assume other expenses of the Fund until May 31, 2024, so that total annual fund operating expenses does not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Valued Advisers Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date the particular expense payment occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the

1

Investment Results (Unaudited) (continued)

expense limitation in place at the time of the repayment.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 914-3344. Please read the prospectus carefully before you invest.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

MDP Low Volatility Fund Portfolio Holdings as of July 31, 2023*

*	As a percentage of net assets.

The investment objective of the Fund is to provide capital appreciation and mitigate volatility by combining index investments and index options to capture long-term, risk-adjusted returns.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov.

3

MDP Low Volatility Fund
Schedule of Investments
July 31, 2023 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 97.53%
SPDR® S&P 500® ETF Trust(a)(b)	1,800	$824,022
Total Exchange-Traded Funds (Cost $741,945)		824,022

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date
PUT OPTIONS PURCHASED — 1.61%
SPDR® S&P 500® ETF Trust(c)	16	$732,464	$456.00	10/20/23	$13,616
Total Options Purchased (Cost $14,592)					13,616

	Shares
MONEY MARKET FUNDS - 0.69%
Federated Hermes Government Obligations Fund - Institutional Class, 5.11% (d)	5,802	$5,802
Total Money Market Funds (Cost $5,802)		5,802
Total Investments — 99.83% (Cost $762,339)		843,440
Other Assets in Excess of Liabilities — 0.17%		1,447
NET ASSETS — 100.00%		$844,887

(a)	All or a portion of the security is held as collateral for written options.

(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2023, the percentage of net assets invested in SPDR® S&P 500® ETF was 97.53% of the Fund.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2023.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

MDP Low Volatility Fund
Schedule of Open Written Option Contracts
July 31, 2023 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN PUT OPTIONS — (0.33)%
SPDR® S&P 500® ETF Trust(a)	(16)	$(732,464)	$431.00	9/15/23	$(2,784)

Total Written Options (Premiums Received $3,008)					$(2,784)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

5

MDP Low Volatility Fund
Statement of Assets and Liabilities
July 31, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $762,339) (Note 3)	$843,440
Cash	12,191
Cash held at broker for options contracts	173
Receivable for investments sold	7,536
Dividends receivable	50
Receivable from Adviser	16,683
Prepaid expenses	4,660
Total Assets	884,733
Liabilities
Options written, at value (premiums received $3,008)	2,784
Payable for investments purchased	14,957
Payable to affiliates (Note 4)	9,377
Other accrued expenses	12,728
Total Liabilities	39,846
Net Assets	$844,887
Net Assets consist of:
Paid-in capital	$797,845
Accumulated earnings	47,042
Net Assets	$844,887
Shares outstanding (unlimited number of shares authorized, no par value)	82,902
Net asset value, offering and redemption price per share (Note 2)	$10.19

See accompanying notes which are an integral part of these financial statements.

6

MDP Low Volatility Fund
Statement of Operations
For the six months ended July 31, 2023 - (Unaudited)

Investment Income
Dividend income	$6,190
Total investment income	6,190
Expenses
Administration fees (Note 4)	35,754
Compliance services fees (Note 4)	14,300
Audit and tax preparation fees	10,315
Legal fees	9,332
Transfer agent fees (Note 4)	7,731
Offering cost (Note 2)	4,714
Trustee fees	3,725
Printing and postage expenses	3,704
Registration expenses	3,602
Custodian fees	2,441
Investment Adviser fees (Note 4)	2,377
Interest expense	1,263
Miscellaneous expense	12,051
Total expenses	111,309
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(105,092)
Net operating expenses	6,217
Net investment loss	(27)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Written options	16,802
Purchased options	(40,982)
Change in unrealized appreciation (depreciation) on:
Investment securities	92,358
Written options	204
Purchased options	(1,122)
Net realized and change in unrealized gain on investments	67,260
Net increase in net assets resulting from operations	$67,233

See accompanying notes which are an integral part of these financial statements.

7

MDP Low Volatility Fund
Statements of Changes in Net Assets

	For the Six	For the Period
	Months Ended	Ended January
	July 31, 2023	31, 2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(27)	$506
Net realized gain (loss) on written options and purchased options	(24,180)	7,713
Net change in unrealized appreciation (depreciation) of investment securities, written options and purchased options	91,440	(10,115)
Net increase (decrease) in net assets resulting from operations	67,233	(1,896)
Distributions to shareholders from Earnings Class I (Note 2)	—	(18,308)
Total distributions	—	(18,308)
Capital Transactions - Class I:
Proceeds from shares sold	—	918,900
Reinvestment of distributions	—	18,309
Amount paid for shares redeemed	—	(139,351)
Net increase in net assets resulting from capital transactions	—	797,858
Total Increase in Net Assets	67,233	777,654
Net Assets
Beginning of period	777,654	—
End of period	$844,887	$777,654
Share Transactions - Class I:
Shares sold	—	95,868
Shares issued in reinvestment of distributions	—	2,034
Shares redeemed	—	(15,000)
Net increase in shares	—	82,902

(a)	For the period March 31, 2022 (commencement of operations) to January 31, 2023.

See accompanying notes which are an integral part of these financial statements.

8

MDP Low Volatility Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended		Ended
	July 31,		January 31,
	2023		2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.38		$10.00
Investment operations:
Net investment income (loss)	—	(b)	0.01
Net realized and unrealized gain (loss)	0.81		(0.40)
Total from investment operations	0.81		(0.39)
Less distributions to shareholders from:
Net investment income	—		(0.02)
Net realized gains	—		(0.21)
Total distributions	—		(0.23)
Net asset value, end of period	$10.19		$9.38
Total Return(c)	8.64	% (d)	(3.84	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$845		$778
Ratio of net expenses to average net assets(e)	1.57	% (f)	1.43	% (f)
Ratio of expenses to average net assets before waiver and reimbursement	28.08	% (f)	54.62	% (f)
Ratio of net investment income (loss) to average net assets	(0.01	)% (f)	0.12	% (f)
Portfolio turnover rate	—	%(d)	—	% (d)

(a)	For the period March 31, 2022 (commencement of operations) to January 31, 2023.

(b)	Rounds to less than $(0.005) per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.25% for the six months ended July 31, 2023 and the period ended January 31, 2023.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION

The MDP Low Volatility Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares, Class I. Class A shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. Inception date of the Fund was March 11, 2022. The Fund commenced operations on March 31, 2022. The Fund’s investment adviser is Millbank Dartmoor Portsmouth LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation and mitigate volatility by combining index investments and index options to capture long-term, risk adjusted returns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

10

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

As of and during the six months ended July 31, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2023, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Regulatory Update – The Securities and Exchange Commission (“SEC”) adopted Rule 18f-4 under the 1940 Act which, effective August 19, 2022, governs the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f- 4, among other things, requires funds whose use of derivatives is more than a limited specified exposure amount

11

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently complying with Rule 18f-4.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $31,019 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. Costs of $15,500 incurred in connection with the organization of the Fund were expensed as incurred. As of July 31, 2023, there were $0 in unamortized offering costs remaining in the Fund.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2023, and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2023.

As of July 31, 2023:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$13,616
Written Options		Written options, at fair value	(2,784)

12

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

For the six months ended July 31, 2023:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on investment securities	$(40,982)	$(1,122)
Written Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on written options	16,802	204

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2023:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$11,079
Written Options	(8,373)

(a)	Average based on the six months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2023:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$2,784	$—	$2,784	$(2,784)	$—	$—

13

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued by the Valuation Designee at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a

15

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$824,022	$—	$—	$824,022
Put Options Purchased	13,616	—	—	13,616
Money Market Funds	5,802	—	—	5,802
Total	$843,440	$—	$—	$843,440

Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options	$(2,784)	$—	$—	$(2,784)
Total	$(2,784)	$—	$—	$(2,784)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has entered into an expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024 so that Total Annual Fund Operating Expenses does not exceed 1.25%.This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not

16

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Funds Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses.

Each Fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayments. For the six months ended July 31, 2023, the Adviser waived fees and reimbursed expenses totaling $105,092. As of July 31, 2023, the Adviser may seek repayment of investment advisory fees waivers and expense reimbursement as follows:

Recoverable Through
January 31, 2026	$233,084
July 31, 2026	105,092

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

The officers and one Trustee of the Trust are members of management and/or employees of Ultimus or NLCS, and are not paid by the Trust for services to the Fund.

17

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2023, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2023.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$76,393
Gross unrealized depreciation	(976)
Net unrealized appreciation on investments	$75,417
Tax cost of investments	$765,239

The tax character of distributions paid for the fiscal period ended January 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$18,308
Total distributions paid	$18,308

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(4,168)
Unrealized depreciation on investments	(16,023)
Total accumulated deficit	$(20,191)

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2023, the Fund deferred post-October capital losses in the amount of $3,274 and qualified late year ordinary losses in the amount of $894.

18

MDP Low Volatility Fund
Notes to the Financial Statements (continued)
July 31, 2023 (Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At July 31, 2023, an unaffiliated person owned 64.67% of the outstanding shares of the Fund. As a result, an unaffiliated person may be deemed to control the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

19

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February	July 31,	During	Expense
	1, 2023	2023	Period(a)	Ratio
Actual	$1,000.00	$1,086.40	$8.11	1.57%
Hypothetical(b)	$1,000.00	$1,017.02	$7.84	1.57%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

FACTS	WHAT DOES MDP LOW VOLATILITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security number

■   account balances and account transactions

■   transaction or loss history and purchase history

■   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 914-3344

21

Who we are
Who is providing this notice?	MDP Low Volatility Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■   open an account or deposit money

■   buy securities from us or sell securities to us

■   make deposits or withdrawals from your account

■   give us your account information

■   make a wire transfer

■   tell us who receives the money

■   tell us where to send the money

■   show your government-issued ID

■   show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   sharing for affiliates’ everyday business purposes—information about your creditworthiness

■   affiliates from using your information to market to you

■   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■   Millbank Dartmoor Portsmouth LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

22

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 914-3344 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and
   President
Zachary P. Richmond, Principal Financial Officer and
   Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Millbank Dartmoor Portsmouth LLC 22 South Pack Square, Suite 401 Asheville, NC 28801	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

MDP-SAR-23

Summitry Equity Fund

GGEFX

Semi-Annual Report

July 31, 2023

Summitry LLC

919 E. Hillsdale Boulevard, Suite 150

Foster City, CA 94404

(866) 954-6682

Investment Results (Unaudited)

Average Annual Total Returns as of July 31, 2023*

	Six Months	One Year	Five Year	Ten Year
Summitry Equity Fund	12.00%	16.89%	9.48%	9.83%
S&P 500® Index(a)	13.52%	13.02%	12.20%	12.66%

Total annual operating expenses, as disclosed in the most recent Summitry Equity Fund (the “Fund”) prospectus dated May 31, 2023, were 1.34% of the Fund’s average daily net assets (1.25% after fee waivers/expense reimbursements by Summitry LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”, which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized. Information pertaining to the Fund’s expense ratios as of July 31, 2023 can be found in the financial highlights.

(a)	The S&P 500® Index (the “S&P 500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P 500; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 954-6682. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Summitry Equity Fund Holdings as of July 31, 2023*

*	As a percentage of net assets.

The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov and on the Fund’s website at www.summitryfunds.com.

2

Summitry Equity Fund
Schedule of Investments
July 31, 2023 - (Unaudited)

COMMON STOCKS — 96.72%	Shares	Fair Value
Communications — 17.88%
Alphabet, Inc., Class A(a)	25,559	$3,392,190
Meta Platforms, Inc., Class A(a)	9,037	2,879,188
Netflix, Inc.(a)	2,956	1,297,595
Universal Music Group NV - ADR	151,840	1,953,573
Walt Disney Co. (The)(a)	27,550	2,448,921
		11,971,467
Consumer Discretionary — 22.51%
Amazon.com, Inc.(a)	25,021	3,344,807
CarMax, Inc.(a)	35,318	2,917,620
Lowe’s Companies, Inc.	11,159	2,614,219
Ross Stores, Inc.	16,006	1,834,928
Starbucks Corp.	16,445	1,670,319
Ulta Beauty, Inc.(a)	6,035	2,684,368
		15,066,261
Consumer Staples — 1.96%
Dollar General Corp.	7,787	1,314,913

Financials — 14.79%
Berkshire Hathaway, Inc., Class B(a)	9,778	3,441,465
Charles Schwab Corp. (The)	39,800	2,630,780
Moody’s Corp.	6,127	2,161,299
Wells Fargo & Co.	36,142	1,668,315
		9,901,859
Health Care — 5.89%
Agilent Technologies, Inc.	21,129	2,572,878
Medtronic PLC	15,630	1,371,689
		3,944,567
Industrials — 1.91%
W.W. Grainger, Inc.	1,735	1,281,280

Technology — 31.78%
Fiserv, Inc.(a)	25,737	3,248,266
Mastercard, Inc., Class A	7,019	2,767,451
Microsoft Corp.	6,800	2,284,256
Nintendo Co. Ltd. - ADR	170,175	1,919,574
Salesforce.com, Inc.(a)	9,555	2,149,971
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,199	2,994,231
Visa, Inc., Class A	13,207	3,139,700
Zebra Technologies Corp., Class A(a)	8,960	2,759,322
		21,262,771

Total Common Stocks (Cost $45,986,848)		64,743,118

See accompanying notes which are an integral part of these financial statements.

3

Summitry Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)

MONEY MARKET FUNDS - 3.61%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.20%(b)	2,416,781	$2,416,781
Total Money Market Funds (Cost $2,416,781)		2,416,781

Total Investments — 100.33% (Cost $48,403,629)		67,159,899
Liabilities in Excess of Other Assets — (0.33)%		(223,855)
NET ASSETS — 100.00%		$66,936,044

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

Summitry Equity Fund
Statement of Assets and Liabilities
July 31, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $48,403,629) (Note 3)	$67,159,899
Receivable for fund shares sold	28,340
Dividends receivable	24,517
Prepaid expenses	15,145
Total Assets	67,227,901
Liabilities
Payable for fund shares redeemed	204,115
Payable to Adviser (Note 4)	52,581
Payable to affiliates (Note 4)	18,551
Payable to Trustees	1,908
Other accrued expenses	14,702
Total Liabilities	291,857
Net Assets	$66,936,044
Net Assets consist of:
Paid-in capital	$42,546,549
Accumulated earnings	24,389,495
Net Assets	$66,936,044
Shares outstanding (unlimited number of shares authorized, no par value)	3,038,047
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$22.03

See accompanying notes which are an integral part of these financial statements.

5

Summitry Equity Fund
Statement of Operations
For the six months ended July 31, 2023 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $22,435)	$265,646
Total investment income	265,646
Expenses
Investment Adviser fees (Note 4)	308,534
Administration (Note 4)	27,275
Fund accounting fees (Note 4)	12,397
Transfer agent fees (Note 4)	9,918
Legal fees	8,926
Audit and tax preparation fees	8,926
Registration expenses	5,610
Custodian fees	4,898
Printing and postage expenses	3,824
Trustee fees	3,625
Compliance service fees (Note 4)	2,958
Insurance expenses	2,023
Miscellaneous	11,981
Total expenses	410,895
Fees contractually waived by Adviser (Note 4)	(24,598)
Net operating expenses	386,297
Net investment loss	(120,651)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,858,150
Net change in unrealized appreciation of investment securities	2,513,330
Net realized and change in unrealized gain on investments	7,371,480
Net increase in net assets resulting from operations	$7,250,829

See accompanying notes which are an integral part of these financial statements.

6

Summitry Equity Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January 31,
	July 31, 2023	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(120,651)	$(273,466)
Net realized gain on investment securities transactions	4,858,150	6,446,329
Net change in unrealized appreciation (depreciation) of investment securities	2,513,330	(13,181,767)
Net increase (decrease) in net assets resulting from operations	7,250,829	(7,008,904)
Distributions to Shareholders (Note 2)
Earnings	—	(7,977,565)
Total distributions	—	(7,977,565)
Capital Transactions
Proceeds from shares sold	2,325,903	4,744,349
Reinvestment of distributions	—	7,977,565
Amount paid for shares redeemed	(3,554,525)	(9,628,400)
Net increase (decrease) in net assets resulting from capital transactions	(1,228,622)	3,093,514
Total Increase (Decrease) in Net Assets	6,022,207	(11,892,955)
Net Assets
Beginning of period	60,913,837	72,806,792
End of period	$66,936,044	$60,913,837
Share Transactions
Shares sold	116,450	226,252
Shares issued in reinvestment of distributions	—	439,293
Shares redeemed	(175,822)	(456,444)
Net increase (decrease) in shares outstanding	(59,372)	209,101

See accompanying notes which are an integral part of these financial statements.

7

Summitry Equity Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended July
	31, 2023		For the Years Ended January 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$19.67		$25.21	$21.60	$19.19	$16.97	$19.43

Investment operations:
Net investment income (loss)	(0.04)		(0.09)	(0.16)	(0.07)	0.02	0.01
Net realized and unrealized gain (loss) on investments	2.40		(2.52)	5.54	2.48	2.72	(1.17)
Total from investment operations	2.36		(2.61)	5.38	2.41	2.74	(1.16)

Less distributions to shareholders from:
Net investment income	—		—	—	—	(0.03)	—
Net realized gains	—		(2.93)	(1.77)	—	(0.49)	(1.30)
Total distributions	—		(2.93)	(1.77)	—	(0.52)	(1.30)

Net asset value, end of period	$22.03		$19.67	$25.21	$21.60	$19.19	$16.97

Total Return(a)	12.00	% (b)	(9.38)%	24.72%	12.56%	16.15%	(5.70)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$66,936		$60,914	$72,807	$63,321	$60,960	$55,046
Ratio of expenses to average net assets after expense waiver	1.25	% (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.33	% (c)	1.34%	1.31%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets after expense waiver	(0.39	)% (c)	(0.45)%	(0.61)%	(0.36)%	0.11%	0.07%
Portfolio turnover rate	8.69	% (b)	22.53%	23.57%	23.21%	27.62%	31.30%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Summitry Equity Fund
Notes to the Financial Statements
July 31, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Summitry Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”), and commenced operations on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2023, the Fund did not incur any

9

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon

10

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily

11

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$64,743,118	$—	$—	$64,743,118
Money Market Funds	2,416,781	—	—	2,416,781
Total	$67,159,899	$—	$—	$67,159,899

(a)	Refer to Schedule of Investments for sector classifications.

12

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2023, the Adviser earned a fee of $308,534 from the Fund before the waivers described below. At July 31, 2023, the Fund owed the Adviser $52,581.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2024, so that total annual operating expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the six months ended July 31, 2023, the Adviser waived fees of $24,598.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of July 31, 2023, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2024	$26,542
January 31, 2025	43,156

13

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

Recoverable Through
January 31, 2026	52,327
July 31, 2026	24,598

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2023.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2023, purchases and sales of investment securities, other than short-term investments, were $5,323,982 and $9,003,645, respectively.

14

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2023.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$19,991,217
Gross unrealized depreciation	(1,234,947)
Net unrealized appreciation on investments	$18,756,270
Tax cost of investments	$48,403,629

The tax character of distributions paid for the fiscal year ended January 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Long-term capital gains	$7,977,565
Total distributions paid	$7,977,565

At January 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$941,957
Accumulated capital and other losses	(46,231)
Unrealized appreciation on investments	16,242,940
Total accumulated earnings	$17,138,666

As of January 31, 2023, the Fund had deferred Qualified Later Year Ordinary losses of $46,231.

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2023, the Fund had 31.78% of the value of its net assets invested in stocks within the Technology sector.

15

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2023 - (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2023	2023	Period(a)	Ratio
Actual	$1,000.00	$1,120.00	$6.57	1.25%
Hypothetical(b)	$1,000.00	$1,018.59	$6.26	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

FACTS	WHAT DOES SUMMITRY EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 954-6682

18

Who we are
Who is providing this notice?	Summitry Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Summitry LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

19

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 954-6682 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Summitry LLC 919 E. Hillsdale Boulevard, Suite 150 Foster City, CA 94404	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Summitry-SAR-2023

(b)	Not applicable

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE– applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 13. Exhibits.

(a) (1) NOT APPLICABLE – disclosed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)       Not applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By /s/ Matthew J. Miller

Matthew J. Miller, President and Principal Executive Officer

Date 10/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew J. Miller

Matthew J. Miller, President and Principal Executive Officer

Date 10/5/2023

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date 10/5/2023